Schedule of Investments PIMCO Municipal Income Fund II	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 179.8% ¤
MUNICIPAL BONDS & NOTES 178.3%
ALABAMA 7.4%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$14,750	$15,511
6.500% due 10/01/2053	18,000	18,906
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	2,331	2,131
5.250% due 05/01/2044	3,300	2,876

		39,424

ALASKA 0.5%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	2,450	2,452

ARIZONA 10.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	441
4.750% due 01/01/2038	950	495
5.125% due 01/01/2054	1,500	731
5.500% due 01/01/2054	1,500	726
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	2,500	150
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	2,400	1,958
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	6,797
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	8,600	6,892
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	4,599
5.000% due 07/01/2049	3,000	3,019
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	2,000	2,062
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	4,972
5.000% due 12/01/2037	22,400	22,021

		54,863

ARKANSAS 0.7%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	3,450	3,131
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	350	327

		3,458

CALIFORNIA 6.9%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	12,500	12,776
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	6,540	6,500
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	4,146
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	7,500	652
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	2,000	2,032
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	3,435	3,147
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	1,982
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,214
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	1,570	1,454

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	3,000	2,788

		36,691

COLORADO 4.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,555	2,197
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	4,844
4.000% due 08/01/2049	4,000	3,227
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	1,615	840
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	2,934
Denver, Colorado Airport System City & County Revenue Notes, Series 2022 5.000% due 11/15/2029	2,000	2,088
Denver, Colorado City & County Revenue Bonds, Series 2021 4.000% due 08/01/2042	1,750	1,578
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	2,500	2,299
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	3,500	3,209
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	1,619
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	1,000	808
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	775	560

		26,203

CONNECTICUT 1.4%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 4.000% due 05/01/2036	3,500	3,460
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	4,450	3,820

		7,280

DELAWARE 1.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	5,360	4,501
7.120% due 07/01/2037	945	862

		5,363

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/28/2037	1,850	1,974
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,500	2,941

		4,915

FLORIDA 6.9%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	1,715	1,605
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	4,290	3,740
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	2,914
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	3,700	3,024
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,373
4.000% due 10/01/2049	5,000	4,344
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	3,800	3,681
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	2,110	2,089
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	2,850	2,603
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,214
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,500	2,466
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,600
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,600	1,175
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (c)	2,600	554

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

0.000% due 09/01/2053 (c)	2,600	413

		36,795

GEORGIA 6.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	3,895
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	3,750	1,687
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (e)	7,000	6,924
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	3,373
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	18,624
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	976

		35,479

ILLINOIS 13.5%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	7,000	6,349
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2039	3,000	2,808
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	3,000	2,701
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,183
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2035	4,000	4,028
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,023
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	2,155	582
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	2,000	1,787
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,030
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,121
5.000% due 05/01/2041	1,500	1,478
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	12,804
5.000% due 11/01/2027	6,140	6,353
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (e)	12,500	12,599
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (c)	5,540	943
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	6,000	2,531
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	1,020
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	907
0.000% due 06/15/2037 (c)	1,000	501
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	8,000	8,212

		71,960

INDIANA 2.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,000	2,923
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,920	2,128
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	5,170	5,162
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	849

		11,062

IOWA 1.5%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	5,715	5,469
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	694	702

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	1,900	1,697

		7,868

KANSAS 0.9%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	5,500	5,044

		5,044

LOUISIANA 4.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	7,000	6,193
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,123
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	4,761
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,320	1,099
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	4,125	4,141
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	2,982

		25,299

MAINE 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	2,000	1,671

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.250% due 07/01/2050	1,400	1,195

MASSACHUSETTS 2.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	444	4
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,355
Massachusetts Development Finance Agency Revenue Bonds, Series 2023 5.250% due 07/01/2052	3,250	3,176
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	7,500	7,708

		13,243

MICHIGAN 3.0%
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	2,000	1,791
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (e)	2,600	2,686
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 12/01/2048	4,000	3,423
Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	145
5.000% due 09/01/2050	300	221
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (e)	4,947	4,905
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	88
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (e)	153	160
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	2,000	1,789
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	913

		16,121

MINNESOTA 0.9%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	2,000	1,860
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,500	3,038

		4,898

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	40

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

MISSOURI 3.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	9,629
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	468
5.000% due 02/15/2036	425	439
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 07/01/2046	1,000	882
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048 (a)	2,700	2,843
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	2,000	2,029

		16,290

NEVADA 2.9%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	9,500	8,525
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	4,450	4,512
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,381

		15,418

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	5,518	5,165

NEW JERSEY 8.4%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	6,400	5,987
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	6,749	5,762
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,215
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,001
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,513
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,536
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,521
5.250% due 06/15/2043	4,000	4,075
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,520
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	988
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	11,465	10,671

		44,789

NEW YORK 18.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	1,000	951
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	7,000	6,087
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	4,130	3,636
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(b)	751	180
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	2,000	1,792
New York City, New York General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,317
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2047	6,000	6,150
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053 (a)	1,800	1,883
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	5,000	5,351
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	12,521
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,250	8,578
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	3,775	2,546
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	3,500	2,992
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	4,000	3,555

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	2,500	2,325
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	3,500	2,814
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	1,040	885
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	3,150	2,841
4.000% due 01/01/2050	1,305	1,108
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	5,375	4,716
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	6,250	5,523
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	3,300	3,386
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	2,920	2,432
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	6,000	5,179
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	6,125	6,220

		95,968

NORTH CAROLINA 0.5%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	2,858

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	1,950	975

OHIO 6.5%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,500	1,264
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	79,500	7,768
5.000% due 06/01/2055	2,470	2,131
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	11,000	9,456
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	5,500	4,615
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	3,000	2,917
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,108
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	1,700	1,565
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	2,600	1,808
Worthington City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2054	1,060	1,124

		34,756

OKLAHOMA 0.6%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,000	1,791
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,750	1,335

		3,126

OREGON 1.3%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 5.000% due 06/15/2045	2,000	2,061
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	3,700	802
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022 4.000% due 05/15/2057	1,000	681
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	5,195	1,369
5.000% due 06/15/2052	2,000	2,045

		6,958

PENNSYLVANIA 8.9%
Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022 4.250% due 12/01/2047	1,800	1,656
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2042	4,060	3,589
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	3,000	2,993

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	7,000	7,358
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	3,400	3,716
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	4,755
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	4,370
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	2,519
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	7,595	7,605
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2051	7,750	7,914
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	841

		47,316

PUERTO RICO 7.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	63,000	3,739
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	8,744	4,547
0.000% due 11/01/2051	8,119	3,714
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,216
4.000% due 07/01/2041	3,500	2,824
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	7,631	4,741
5.000% due 07/01/2062	559	535
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (c)	363	235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	52,000	9,699
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	9,705	8,495

		40,745

RHODE ISLAND 3.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	17,280

SOUTH CAROLINA 1.9%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	9,970

TENNESSEE 1.9%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,000	1,355
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	2,000	1,752
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	1,550	1,081
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2027	6,000	5,918

		10,106

TEXAS 22.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	850
12.000% due 12/01/2045	2,250	1,879
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	6,500	5,627
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	4,000	3,893
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,600	2,367
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	2,500	1,254
0.000% due 08/15/2037 (c)	8,000	3,760
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,700
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	2,000	2,089
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	21,000
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (e)	7,500	7,592
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	3,000	3,078

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	2,500	2,179
Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	5,000	4,310
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 4.000% due 05/15/2049	2,500	2,001
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	2,000	1,960
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046 ^	1,030	706
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	3,250	2,370
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,216
5.000% due 01/01/2048	3,500	3,447
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,000
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052	6,000	6,118
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042	10,000	8,747
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,018
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/01/2046	2,000	2,066
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	998
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	3,140	3,099
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	10,680	10,905
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,803
5.000% due 10/15/2057	5,395	5,542
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,250	1,034

		117,608

UTAH 0.3%
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	2,000	1,371

VIRGINIA 3.7%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	8,200	7,580
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.125% due 10/01/2048 (a)	2,210	2,171
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	1,020
5.000% due 07/01/2034	2,445	2,214
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	7,800	6,537

		19,522

WASHINGTON 0.8%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	1,658
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,960	2,342

		4,000

WEST VIRGINIA 1.6%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,020
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	7,110	6,506

		8,526

WISCONSIN 6.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	350
7.000% due 01/01/2050	4,500	4,655
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	4,000	2,460
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	15,000	724
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,256
4.000% due 03/31/2056	900	651
4.000% due 07/01/2056	1,100	757
4.500% due 06/01/2056	2,900	1,956

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	7,500	7,193
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	3,855	1,237
0.000% due 12/15/2055 (c)	20,420	3,793
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,345	4,347
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	4,470	3,762

		33,141

Total Municipal Bonds & Notes (Cost $1,022,924)		947,212

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Freddie Mac 4.140% due 01/25/2040	2,992	2,626

Total Non-Agency Mortgage-Backed Securities (Cost $2,808)		2,626

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (g) 1.0%		5,390

Total Short-Term Instruments (Cost $5,390)		5,390

Total Investments in Securities (Cost $1,031,122)		955,228

Total Investments 179.8% (Cost $1,031,122)		$955,228
Auction Rate Preferred Shares (45.1)%		(239,650)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (23.3)%		(123,869)

Other Assets and Liabilities, net (11.4)%	(60,561)

Net Assets Applicable to Common Shareholders 100.0%	$531,148

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

	(c)					Zero coupon security.
	(d)					Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$7,676	$5,762	1.08%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	3,916	2,814	0.53

						$11,592	$8,576	1.61%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$5,390	U.S. Treasury Notes 0.250% due 09/30/2025	$(5,498)	$5,390	$5,390

Total Repurchase Agreements						$(5,498)	$5,390	$5,390

	(1)					Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$39,424	$0	$39,424
	Alaska			0	2,452	0	2,452
	Arizona			0	54,863	0	54,863
	Arkansas			0	3,458	0	3,458
	California			0	36,691	0	36,691
	Colorado			0	26,203	0	26,203
	Connecticut			0	7,280	0	7,280
	Delaware			0	5,363	0	5,363
	District of Columbia			0	4,915	0	4,915
	Florida			0	36,795	0	36,795
	Georgia			0	35,479	0	35,479
	Illinois			0	71,960	0	71,960
	Indiana			0	11,062	0	11,062
	Iowa			0	7,868	0	7,868
	Kansas			0	5,044	0	5,044
	Louisiana			0	25,299	0	25,299
	Maine			0	1,671	0	1,671
	Maryland			0	1,195	0	1,195
	Massachusetts			0	13,243	0	13,243
	Michigan			0	16,121	0	16,121
	Minnesota			0	4,898	0	4,898
	Mississippi			0	40	0	40
	Missouri			0	16,290	0	16,290
	Nevada			0	15,418	0	15,418
	New Hampshire			0	5,165	0	5,165
	New Jersey			0	44,789	0	44,789
	New York			0	95,968	0	95,968

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2023 (Unaudited)

North Carolina	0	2,858	0	2,858
North Dakota	0	975	0	975
Ohio	0	34,756	0	34,756
Oklahoma	0	3,126	0	3,126
Oregon	0	6,958	0	6,958
Pennsylvania	0	47,316	0	47,316
Puerto Rico	0	40,745	0	40,745
Rhode Island	0	17,280	0	17,280
South Carolina	0	9,970	0	9,970
Tennessee	0	10,106	0	10,106
Texas	0	117,608	0	117,608
Utah	0	1,371	0	1,371
Virginia	0	19,522	0	19,522
Washington	0	4,000	0	4,000
West Virginia	0	8,526	0	8,526
Wisconsin	0	33,141	0	33,141
Non-Agency Mortgage-Backed Securities	0	2,626	0	2,626
Short-Term Instruments
Repurchase Agreements	0	5,390	0	5,390

Total Investments	$0	$955,228	$0	$955,228

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced